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                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549


                                    FORM N-PX


          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-05531

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                       MassMutual Participation Investors
               (Exact name of registrant as specified in charter)
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                                1500 Main Street
                                    Suite 600
                              Springfield, MA 01115
               (Address of principal executive offices) (Zip code)

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                 Rodney J. Dillman, Vice President and Secretary
               1500 Main Street, Suite 2800, Springfield, MA 01115
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                     (name and address of agent for service)

        Registrant's telephone number, including area code: 413-226-1000

                      Date of fiscal year end: December 31

             Date of reporting period: July 1, 2005 - June 30, 2006
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ITEM 1. PROXY VOTING RECORD

DISTRIBUTED ENERGY SYSTEMS CORP.

Ticker:       DESC           Security ID:  25475V104
Meeting Date: JUN 6, 2006    Meeting Type: Annual
Record Date:  APR 12, 2006
#    Proposal                                        Mgt Rec     Vote Cast    Sponsor
1.1  Elect Director Walter W. Schroeder              For         For          Management
1.2  Elect Director Robert W. Shaw Jr.               For         For          Management
2.   Ratify Auditors                                 For         For          Management

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RENT-WAY, INC.

Ticker:       RWY            Security ID:  76009U104
Meeting Date: MAR 8, 2006    Meeting Type: Annual
Record Date:  JAN 20, 2006

#    Proposal                                        Mgt Rec     Vote Cast    Sponsor
1.1  Elect Director William Lerner                   For         For          Management
1.2  Elect Director Marc W. Joseffer                 For         For          Management
1.3  Elect Director Jacqueline E. Woods              For         For          Management
2.   Approve omnibus Stock Plan                      For         For          Management
3.   Ratify Auditors                                 For         For          Management

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THERAVANCE, INC.

Ticker:       THRX           Security ID:  88338T104
Meeting Date: APR 26, 2006   Meeting Type: Annual
Record Date:  MAR 1, 2006

#    Proposal                                        Mgt Rec     Vote Cast    Sponsor
1.1  Elect Director P. Roy Vagelos, M.D.             For         No Vote      Management
1.2  Elect Director Rick E. Winningham               For         No Vote      Management
1.3  Elect Director Julian C. Baker                  For         No Vote      Management
1.4  Elect Director Jeffrey M. Drazan                For         No Vote      Management
1.5  Elect Director R.V. Gunderson, Jr.              For         No Vote      Management
1.6  Elect Director Arnold J. Levine, Ph.D.          For         No Vote      Management
1.7  Elect Director Ronn C. Loewenthal               For         No Vote      Management
1.8  Elect Director Eve E. Slater, M.D.              For         No Vote      Management
1.9  Elect Director William H. Waltrip               For         No Vote      Management
1.10 Elect Director G.M. Whitesides, Ph.D.           For         No Vote      Management
1.11 Elect Director William D. Young                 For         No Vote      Management
2.   Ratify Auditors                                 For         No Vote      Management

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                                   SIGNATURES
                           [See General Instruction F]

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MassMutual Participation Investors
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By (Signature and Title)* /s/ Clifford M. Noreen
                          ----------------------
                          Clifford M. Noreen, President

Date: August 28, 2006
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* Print the name and title of each signing officer under his or her signature.